Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 10 – Derivative Liabilities

The Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because certain unobservable inputs were used in the valuation models. These assumptions included estimated future stock prices, potential down-round financings for the Warrants, and potential redemptions for the Redemption Put Liability.

The following are rollforwards of the liabilities during the nine months ended September 30, 2020:

Derivative Liability - Warrants

Balance at December 31, 2019	$315,855
Series D Warrant reclass from equity to liability classification	509,762
Warrants issued with modification of Horne Note	198,994
Warrants issued with April 17, 2020 financing	6,148,816
Fair value adjustments	(2,986,853)
Warrant reclassification from liability to equity classification	(4,186,574)
Balance at September 30, 2020	$—

Redemption Put Liability

Balance at December 31, 2019	$267,399
Issuance of Series D Convertible Preferred Stock	5,306
Fair value adjustments	(272,705)
Balance at September 30, 2020	$—

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of September 30, 2020.

(2)	Upon the closing of a Qualified Financing on September 11, 2020, the Derivative Liability- Warrants were reclassed to stockholder’s equity.

(3)	The Series D Preferred Stock was converted into common stock on July 28, 2020 at which time the Derivative Put Liability was no longer applicable, and its fair value as adjusted to zero and the extinguishment was recorded to income.

Derivative Liability- Warrants

Series B Warrants

As part of the April 2020 Offering, the holders of the Series B Warrants agreed to terminate anti-dilution price protection in their warrants and adjusted the exercise price to equal the price per share at which shares of preferred stock are offered for purchase in a Qualified Financing. The modification resulted in an increase of approximately $75,000 to the fair value of the derivative liability related to the Series B Warrants. In addition, the Company recorded a change in fair market value of approximately $317,000 to the fair value of the derivative liability before the reclass to equity.

Upon the closing of a Qualified Financing, which occurred on September 11, 2020, the exercise price of the Series B Warrants became fixed at $0.014 and the warrants then met the conditions for equity classification. Consequently, they were revalued as of the date of the Qualified Financing using a Black Scholes valuation technique with the following assumptions: Trading market price - $0.027, estimated exercise price - $0.014, volatility - 260%, risk free rate - 0.13% and an estimated remaining term of 1.33 years. The fair value of the Series B Warrants totaling $73,805 was then reclassed from a derivative liability to stockholders’ equity.

Series D Warrants

In conjunction with the Series D Preferred Financing, the Company originally issued Series D warrants to purchase 14,669,757 shares of Common Stock with an exercise price of $0.75 per share. At inception, the Series D warrants met all the criteria to be classified as equity. As part of the April 2020 Offering, the exercise price of the Series D Warrants was reduced to the price per share at which shares of preferred stock are offered for purchase in a Qualified Financing. The modification of the exercise price resulted in the warrants requiring liability classification. The Series D Warrants were measured at fair value before and after the modification, resulting in a fair market value of approximately $510,000 when the warrants were reclassified to a liability on July 28, 2020.

Upon the closing of a Qualified Financing, which occurred on September 11, 2020, the exercise price of the Series D Warrants became fixed at $0.014 and the warrants then met the conditions for equity classification. Consequently, the Series D Warrants were revalued as of the date of the Qualified Financing using a Black Scholes valuation technique with the following assumptions: Trading market price - $0.027, estimated exercise price - $0.014, volatility - 111%, risk free rate - 0.67% and an estimated term of 9.2 years. The fair value of the Series D Warrants totaling $337,400 was then reclassed from a derivative liability to stockholders’ equity.

Horne Warrants

On April 23, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. The warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing. The revised exercise price caused the warrants to require liability classification at fair value and the warrants were valued using a Lattice model with the following assumptions: Trading market price- $0.05, estimated exercise price- $0.014, volatility- 101%, risk free rate- 0.65% and an estimated term of 10 years. At inception, the estimated fair value of the Horne Warrants was approximately $199,000.

Upon the closing of a Qualified Financing, which occurred on September 11, 2020, the exercise price of the Series D Warrants became fixed at $0.014 and the warrants then met the conditions for equity classification. Consequently, the Horne Warrants were revalued as of the date of the Qualified Financing using a Lattice valuation technique with the following assumptions: Trading market price- $0.027, estimated exercise price- $0.014, volatility- 103%, risk free rate- 0.67% and an estimated term of 10 years. The fair value of the Horne Warrants totaling $107,123 was then reclassed from a derivative liability to stockholders’ equity.

April Bridge Loan and Converted Advance Warrants

The April 2020 Offering entitled the investors to warrants with the right to purchase up to 100% of the aggregate number of shares of Common Stock into which the Purchaser’s Note may ultimately be converted. The Company also received a $1,000,000 advance which was converted into a Converted Advance Note and Converted Advance Warrants in April 2020. The Converted Advance Warrants entitle the holder to purchase up to 200% of the aggregate number of shares of Common Stock into which the Converted Advanced Note may ultimately be converted.

The Company received an aggregate of $2,842,695 in gross proceeds through the April Offering and an advance of $1,000,000 (A&R Note) which was converted into an Advance Note on April 17, 2020. The Company expected the price per share at which securities would be offered for purchase in the Qualified Financing to be $0.014 resulting in the assumption there would be approximately 203,050,000 and 142,857,000 shares issuable upon exercise of the Purchaser Warrants and the Converted Advance Warrants, respectively. The warrants were valued using a Lattice model with the following assumptions: Trading market price - $0.05, estimated exercise price - $0.014, volatility - 103%, risk free rate- 0.65% and an estimated term of 10 years. At inception, the estimated fair value of the Purchaser Warrants and the Converted Advance Warrants was approximately $3,279,000 and $2,869,000, respectively for a total of approximately $6,149,000.

Upon the closing of a Qualified Financing, which occurred on September 11, 2020, the exercise price of the Purchaser and Converted Advance Warrants became fixed at $0.014 and the Company then had sufficient authorized and unissued shares available to satisfy all their commitments under their equity-linked contracts. There are 212,821,929 and 150,324,857 shares issuable upon exercise of the Purchaser and the Converted Advance Warrants, respectively. The Warrants were revalued as of the date of the Qualified Financing using a Lattice valuation technique with the following assumptions: Trading market price - $0.027, estimated exercise price - $0.014, volatility - 107%, risk free rate - 0.67% and an estimated term of 10 years. The fair value of the Warrants of $3,668,247 was then reclassed from a derivative liability to stockholders’ equity.

When the Company entered into the April Offering and revised the exercise price of their warrants to the price per share at which shares of preferred stock are offered for purchase in a Qualified Financing, they no longer had sufficient authorized and unissued shares available to satisfy all their commitments to issue shares under their equity-linked contracts. The Company adopted the sequencing approach based on the earliest issuance date. Therefore, warrants issued before the April Offering did not require liability classification, while Warrants issued with the April financing, or subsequently, were classified as liabilities until such time the Company had sufficient authorized shares.

At December 31, 2019, due to the down round provision contained in the warrants, which could provide for the issuance of additional warrant shares as well as a reduction in the exercise price, the model also considered subjective assumptions related to the shares that would be issued in a down-round financing and the potential adjustment to the exercise price. On April 17, 2020, the holders of the warrants agreed to terminate all anti-dilution price protections in their warrants.

The derivative liability has been remeasured to fair value at the end of each reporting period and the change in fair value, of approximately $5,869,102 and ($2,986,853), has been recorded as a component of other income (expense) in the Company’s consolidated statement of operations for the three and nine months ended September 30, 2020, respectively. For the three month period ended September 30, 2020, the derivative liability has been remeasured to fair value at September 11, 2020 and then converted to equity due to the Qualified Financing and fixed as all derivative liabilities were converted.

The fair value of the derivative liability included on the consolidated balance sheet was approximately $0 and $316,000 as of September 30, 2020 and December 31, 2019, respectively.

In conjunction with the Series D Preferred financing (See Note 12), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock with a fair value of approximately $73,000. On the date of the exchange, the Series B Warrants were first adjusted to fair value with the change in fair value being recorded in earnings.

Redemption Put Liability

As described in Note 12, the redemption put provision embedded in the Series D financing required bifurcation and measurement at fair value as a derivative. If the redemption put provision is triggered, it allows either payment in cash or the issuance of “Trigger Event Warrants”. Accordingly, the fair value of the Redemption put liability considered management’s estimate of the probability of cash payment versus payment in Trigger Event Warrants and was valued using a Monte Carlo Simulation which uses randomly generated stock-price paths obtained through a Geometric Brownian Motion stock price simulation. The fair value of the redemption provision was significantly influenced by the fair value of the Company’s stock price, stock price volatility, changes in interest rates and management’s assumptions related to the redemption factor. On July 28, 2020, the Series D Preferred Stock was converted into Common Stock, at which time the redemption put was no longer applicable and the fair value of the redemption put was adjusted to zero.

The fair market value of the redemption put liability at inception was approximately $614,000 which was recorded as a liability and remeasured to fair value at the end of each reporting period. The change in fair value of approximately $98,000 and $273,000 has been recorded as a component of other income (expense) in the Company’s consolidated statement of operations for the three and nine months ended September 30, 2020, respectively. The fair value of the redemption put liability included on the consolidated balance sheet was approximately $0 and $267,000 as of September 30, 2020 and December 31, 2019, respectively.

The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2020 (see Note 12- “Derivative Liability-Warrants and Redemption Put” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

Note 12 – Derivative Liability – Warrants And Redemption Put

The Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because certain unobservable inputs were used in the valuation models. These assumptions included estimated future stock prices, potential down-round financings for the Warrants, and potential redemptions for the Redemption Put Liability.

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020:

Derivative Liability - Warrants

Beginning balance as of December 31, 2018	$—
January 8, 2019 – date of dilutive financing	1,215,678
Exchange for common stock	(72,563)
Fair value adjustments	(827,260)
Balance at December 31, 2019	315,855
Series D Warrant reclass from equity to liability classification	509,764
Warrants issued with modification of Horne Management Notes	198,994
Warrants issued with April 17, 2020 financing	6,148,816
Fair value adjustments	(2,986,853)
Warrant reclassification from liability to equity classification	(4,186,576)
Balance at December 31, 2020	$—

Redemption Put Liability

Beginning balance as of December 31, 2018	$—
November 15, 2019 – date of issuance	614,095
Fair value adjustments	(346,696)
Balance at December 31, 2019	$267,399
Issuance of Series D Convertible Preferred Stock	5,305
Fair value adjustments	(272,704)
Balance at December 31, 2020	$—

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2020 and December 31, 2019.

(2)	Upon the closing of the Rights Offering on September 11, 2020, the Derivative Liability- Warrants was no longer applicable, and its fair value was reclassed to stockholder’s equity.

(3)	The Series D Convertible Preferred Stock was converted into common stock on July 28, 2020 at which time the Redemption Put Liability was no longer applicable, and its fair value was adjusted to zero and the extinguishment was recorded to income.

Derivative Liability- Warrants

Series B Warrants

In connection with the securities purchase agreements executed in May 2018 (which the Company assumed in the Merger), whereby 108,250 shares of the Company’s Series B Convertible Preferred Stock (the “Series B Shares”) and warrants were issued to purchase 2,312,500 shares of the Company’s common stock (“Series B Warrants”). The Series B Warrants had a three-year term at an exercise price of $0.75. The Series B Warrants contain two features such that in the event of a downward price adjustment the Company is required to reduce the strike price of the existing warrants (first feature or “down round”) and issue additional warrants to the award holders such that the aggregate exercise price after taking into account the adjustment, will equal the aggregate exercise price prior to such adjustment (second feature or “anti-dilution”).

On January 8, 2019, the Company issued equity securities which triggered the down round and anti-dilution warrant features. As a result, the exercise price of the warrants was lowered from $0.75 to $0.40 and 2,023,438 additional warrants were issued. The inclusion of the anti-dilution feature caused the warrants to be accounted for as liabilities in accordance with ASC Topic 815. The fair market value of the warrants of approximately $1,200,000 was recorded as a derivative liability as a measurement period adjustment to the purchase price allocation in the third quarter of 2019.

As part of the April 2020 offering, the majority holders of the Series B Warrants agreed to terminate all anti-dilution price protection in their warrants and adjusted the exercise price to equal the price per share at which shares of preferred stock are offered for purchase in the Rights Offering. The Company issued an additional 296,875 warrants to a certain Series B holder as compensation to terminate their anti-dilution price protection. The Company also issued 1,292,411 warrants to a certain Series B holder who was non-responsive in the Company’s request to terminate their anti-dilution price protection. The modification resulted in an increase of approximately $71,000 to the fair value of the derivative liability related to the Series B Warrants. In addition, the Company recorded a change in fair market value of approximately $317,000 to the fair value of the derivative liability before the reclass to equity.

Upon the closing of the Rights Offering, which occurred on September 11, 2020, the exercise price of the Series B Warrants became fixed at $0.014 and the warrants then met the conditions for equity classification. Consequently, they were revalued as of the date of the Rights Offering using a Lattice valuation technique with the following assumptions: Trading market price- $0.027, estimated exercise price- $0.014, volatility- 222%-260%, risk free rate- 0.12%-0.13% and an estimated remaining term ranging from 0.7 to 1.33 years. The fair value of the Series B Warrants totaling $73,805 was then reclassed from a derivative liability to stockholders’ equity.

Series D Warrants

In conjunction with the Series D Preferred Financing, the Company originally issued Series D warrants to purchase 14,944,753 shares of Common Stock with an exercise price of $0.75 per share. At inception, the Series D warrants met all the criteria to be classified as equity. As part of the April Offering, the exercise price of the Series D Warrants was reduced to the price per share at which shares of preferred stock are offered for purchase in the Offering. The modification of the exercise price resulted in the warrants requiring liability classification. The Series D Warrants were measured at fair value before and after the modification, resulting in a fair market value of approximately $510,000 when the warrants were reclassified to a liability on July 28, 2020.

Upon the closing of the Rights Offering, which occurred on September 11, 2020, the exercise price of the Series D Warrants became fixed at $0.014 and the warrants then met the conditions for equity classification. Consequently, the Series D Warrants were revalued as of the date of the Rights Offering using a Lattice valuation technique with the following assumptions: Trading market price- $0.027, estimated exercise price- $0.014, volatility- 111%, risk free rate- 0.67% and an estimated term of 9.2 years. The fair value of the Series D Warrants totaling $337,400 was then reclassed from a derivative liability to stockholders’ equity.

Horne Warrants

On April 23, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. The warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing. The revised exercise price caused the warrants to require liability classification at fair value and the warrants were valued using a Lattice model with the following assumptions: Trading market price- $0.05, estimated exercise price- $0.014, volatility- 101%, risk free rate- 0.65% and an estimated term of 10 years. At inception, the estimated fair value of the Horne Warrants was approximately $199,000.

Upon the closing of the Rights Offering, which occurred on September 11, 2020, the exercise price of the Horne Warrants became fixed at $0.014 and the warrants then met the conditions for equity classification. Consequently, the Horne Warrants were revalued as of the date of the Qualified Financing using a Lattice valuation technique with the following assumptions: Trading market price- $0.027, estimated exercise price- $0.014, volatility- 103%, risk free rate- 0.67% and an estimated term of 10 years. The fair value of the Horne Warrants totaling $107,123 was then reclassed from a derivative liability to stockholders’ equity.

April Bridge Loan and Converted Advance Warrants

The April Offering entitled the investors to warrants with the right to purchase up to 100% of the aggregate number of shares of Common Stock into which the Purchaser’s Note may ultimately be converted. The Company also received a $1,000,000 advance which was converted into the April Secured Note and April Secured Note Warrants in April 2020. The April Secured Note Warrants entitle the holder to purchase up to 200% of the aggregate number of shares of Common Stock into which the April Secured Note may ultimately be converted.

The Company received an aggregate of $2,842,695 in gross proceeds through the April Offering and an advance of $1,000,000 from the April Secured Note. The Company expected the price per share at which securities would be offered for purchase in the Rights Offering to be $0.014 resulting in the assumption there would be approximately 203,050,000 and 142,857,000 shares issuable upon exercise of the Purchaser Warrants and the April Secured Note Warrants, respectively. The warrants were valued using a Lattice model with the following assumptions: Trading market price- $0.05, estimated exercise price- $0.014, volatility- 103%, risk free rate- 0.65% and an estimated term of 10 years. At inception, the estimated fair value of the Purchaser Warrants and the April Secured Note Warrants was approximately $3,279,000 and $2,869,000, respectively for a total of approximately $6,149,000.

Upon the closing of the Rights Offering which occurred on September 11, 2020, the exercise price of the Purchaser and April Secured Note Warrants became fixed at $0.014 and the Company then had sufficient authorized and unissued shares available to satisfy all their commitments under their equity-linked contracts. There are 212,821,929 and 150,324,857 shares issuable upon exercise of the Purchaser and the April Secured Note Warrants, respectively for a total of 363,146,786 warrants. The Warrants were revalued as of the date of the Rights Offering using a Lattice valuation technique with the following assumptions: Trading market price- $0.027, estimated exercise price- $0.014, volatility- 107%, risk free rate- 0.67% and an estimated term of 10 years. The fair value of the Warrants of $3,668,247 was then reclassed from a derivative liability to stockholders’ equity.

When the Company entered into the April Offering and revised the exercise price of the warrants to the price per share at which shares of preferred stock are offered for purchase in the Rights Offering, they no longer had sufficient authorized and unissued shares available to satisfy all their commitments to issue shares under their equity-linked contracts. The Company has adopted the sequencing approach based on the earliest issuance date. Therefore, warrants issued before the April Offering did not require liability classification, while Warrants issued with the April financing, or subsequently, will be classified as liabilities until such time the Company has sufficient authorized shares.

The derivative liability - warrants has been remeasured as a change in fair value, of approximately $2,987,000 and $827,000 has been recorded as a component of other income  in the Company’s consolidated statement of operations for the years ended December 31, 2020 and 2019, respectively.

The fair value of the derivative liability included on the consolidated balance sheets was approximately $0 and $316,000 as of December 31, 2020 and 2019, respectively.

In conjunction with the Series D Preferred financing in 2019 (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock with a fair value of approximately $73,000. On the date of the exchange, the Series B Warrants were first adjusted to fair value with the change in fair value being recorded in earnings.

Redemption Put Liability

As described in Note 14, the redemption put provision embedded in the Series D financing required bifurcation and measurement at fair value as a derivative. If the redemption put provision is triggered, it allows either payment in cash or the issuance of “Trigger Event Warrants”. Accordingly, the fair value of the Redemption put liability considered management’s estimate of the probability of cash payment versus payment in Trigger Event Warrants and was valued using a Monte Carlo Simulation which uses randomly generated stock-price paths obtained through a Geometric Brownian Motion stock price simulation. The fair value of the redemption provision was significantly influenced by the fair value of the Company’s stock price, stock price volatility, changes in interest rates and management’s assumptions related to the redemption factor. On July 28, 2020, the Series D Preferred Stock was converted into Common Stock, at which time the redemption put was no longer applicable and the fair value of the redemption put was adjusted to $0.

The fair market value of the redemption put liability at inception was approximately $614,000 which was recorded as a liability and remeasured to fair value at the end of each reporting period. The change in fair value of approximately $273,000 and $347,000 was recorded as a component of other income (expense) in the Company’s consolidated statement of operations for the year ended December 31, 2020 and 2019, respectively. The fair value of the redemption put liability included on the consolidated balance sheet was approximately $0 and $267,000 as of December 31, 2020 and 2019, respectively.